Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: October 9, 2025

Payment Date	10/15/2025
Collection Period Start	9/1/2025
Collection Period End	9/30/2025
Interest Period Start	9/15/2025
Interest Period End	10/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$160,444,091.99	$25,809,936.13	$134,634,155.86	0.213096	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$377,554,091.99	$25,809,936.13	$351,744,155.86

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$408,868,313.47	$380,970,437.54	0.184341
YSOC Amount	$26,566,437.19	$24,478,497.39
Adjusted Pool Balance	$382,301,876.28	$356,491,940.15
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.02208%	ACT/360	$—
Class A-3 Notes	$160,444,091.99	3.66000%	30/360	$489,354.48
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$377,554,091.99			$1,208,742.73

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$408,868,313.47	$380,970,437.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$382,301,876.28	$356,491,940.15
Number of Receivables Outstanding	44,804	43,469
Weighted Average Contract Rate	3.58%	3.59%
Weighted Average Remaining Term (months)	24.3	23.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,243,964.84
Principal Collections	$27,688,542.34
Liquidation Proceeds	$323,339.09
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,255,846.27
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,255,846.27

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$340,723.59	$340,723.59	$—	$—	$28,915,122.68
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,915,122.68
Interest - Class A-2a Notes	$—	$—	$—	$—	$28,915,122.68
Interest - Class A-2b Notes	$—	$—	$—	$—	$28,915,122.68
Interest - Class A-3 Notes	$489,354.48	$489,354.48	$—	$—	$28,425,768.20
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$27,933,429.95
First Allocation of Principal	$—	$—	$—	$—	$27,933,429.95
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$27,865,821.62
Second Allocation of Principal	$—	$—	$—	$—	$27,865,821.62
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$27,791,879.95
Third Allocation of Principal	$2,062,151.84	$2,062,151.84	$—	$—	$25,729,728.11
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,644,228.11
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,644,228.11
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,644,228.11
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,896,443.82
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,896,443.82
Remaining Funds to Certificates	$1,896,443.82	$1,896,443.82	$—	$—	$—
Total	$29,255,846.27	$29,255,846.27	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$26,566,437.19
Increase/(Decrease)	$(2,087,939.80)
Ending YSOC Amount	$24,478,497.39

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$382,301,876.28	$356,491,940.15
Note Balance	$377,554,091.99	$351,744,155.86
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	24	$209,333.59
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	266	$323,339.09
Monthly Net Losses (Liquidation Proceeds)			$(114,005.50)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.43%
Current Collection Period			(0.35)%
Four-Month Average Net Loss Ratio			0.04%
Cumulative Net Losses for All Periods			$6,022,302.91
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.50%	160	$1,915,091.19
60-89 Days Delinquent	0.29%	80	$1,093,167.73
90-119 Days Delinquent	0.05%	15	$174,718.54
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.84%	255	$3,182,977.46

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$95,387.39
Total Repossessed Inventory		20	$319,733.40

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		95	$1,267,886.27
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.30%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.25%
Current Collection Period			0.33%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.13%	37	0.09%